Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss) before tax	$ (32,698)	$ (32,462)	$ (26,853)
Amortization and depreciation expense	1,352	1,802	1,719
Share-based compensation expense	2,721	2,750	2,755
(Increase) decrease in inventories	(3,215)	(375)	(139)
(Increase) decrease in accounts receivable	(548)	(314)	(414)
Increase (decrease) in accounts payable	858	53	141
Change in other working capital items	564	577	(39)
Interest paid	(33)	(11)	(27)
Taxes paid (received)	372	(447)	437
Net cash flow from operating activities	(31,370)	(27,533)	(23,294)
Investing activities
Purchases of property, plant and equipment	(267)	(141)	(152)
Purchases of intangible assets			(181)
(Payment) collection of non-current receivables	9	(13)	75
Interest received	97	11	26
Net cash flows from investing activities	(160)	(143)	(232)
Financing Activities
Net proceeds from issuance of shares	14,376	54,992	18,731
Payment of principal portion of lease liabilities	(400)	(844)	(793)
Payment related to a financed asset purchase			(500)
Net cash flows from financing activities	13,976	54,148	17,438
Net change in cash and cash equivalents	(17,555)	26,472	(6,088)
Effect of foreign exchange on cash balances	(80)	(11)	(740)
Opening cash and cash equivalents balance	33,759	7,298	14,126
Cash and cash equivalents at December 31	$ 16,124	$ 33,759	$ 7,298